Related Party Transactions Information About Other Benefits (Parenthetical) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [line items]
Other benefits	€ 240	€ 224	€ 917
Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Other benefits	€ 46	59
Matt Rider [member] | 2017 [member] | Executive Board [member]
Disclosure of key management personnel compensation [line items]
Other benefits		€ 95